33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	R$ 6,353	R$ 6,150
United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	6,353	6,150
United States of America, Dollars | Loans and financings [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	6,110	5,882
United States of America, Dollars | Itaipu Binacional [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	243	268
Foreign currency risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	1,576	1,588
Foreign currency risk [Member] | Loans and financings [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	1,516	1,518
Foreign currency risk [Member] | Itaipu Binacional [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	R$ 60	R$ 70